Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash flows from operating activities		$ 45,937,153	$ 293,355,573	$ 280,669,513
Cash flows from investing activities		(236,456,796)	(178,992,533)	(140,545,147)
Cash flows from financing activities		537,101,943	(233,643,855)	64,749,555
Chile operating segment [Member]
Statement [Line Items]
Cash flows from operating activities		16,363,598	121,754,766	151,303,443
Cash flows from investing activities		(144,848,367)	(40,365,451)	(127,007,063)
Cash flows from financing activities		45,534,885	(107,692,241)	(32,340,146)
International Business Operating Segment [Member]
Statement [Line Items]
Cash flows from operating activities		68,638,330	101,401,629	46,144,420
Cash flows from investing activities		(67,910,992)	(63,129,231)	(31,326,275)
Cash flows from financing activities		3,751,919	(9,003,717)	8,883,672
Wines operating segment [Member]
Statement [Line Items]
Cash flows from operating activities		6,000,923	19,545,855	30,806,504
Cash flows from investing activities		(13,030,601)	(8,920,470)	(13,617,314)
Cash flows from financing activities		(30,597,389)	(40,134,129)	23,435,811
Others [Member]
Statement [Line Items]
Cash flows from operating activities	[1],[2]	(45,065,698)	50,653,323	52,415,146
Cash flows from investing activities	[1],[2]	(10,666,836)	(66,577,381)	31,405,505
Cash flows from financing activities	[1],[2]	$ 518,412,528	$ (76,813,768)	$ 64,770,218

[1]	It includes cash flow related to joint ventures. See Note 8 - Cash and cash equivalents.
[2]	Others include Corporate Support Units.